Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2012
Transactions with Related Parties
Transactions with Related Parties
	December 31, 2011	June 30, 2012
Balance Sheet
Due to related party - Cardiff	$(671)	$(2,019)
Due to related party - Tri-Ocean Heidmar	(43)	-
Due to related party - TMS Dry	(6,804)		-
Due to related party –Vivid	-	(4,402)
Due to related party -Basset		(1,983)
Due to related party - Total	(7,518)	(8,404)

Due from related party - TMS Bulkers	19,579	27,159
Due from related party - TMS Tankers	6,324	8,511
Due from related party - Sigma and Blue Fin pool	243	345
Due from related party - Total	26,146	36,015

Advances for vessels and drillships under construction - Cardiff/TMS Bulkers/ TMS Tankers, for the year/ period	8,484	5,001
Vessels, drilling rigs, drillships, machinery and equipment, net - Cardiff/TMS Bulkers/TMS Tankers, for the year/period	9,195	6,017
Accounts payable and other current liabilities - Sigma Pool	111	31
Trade Accounts Receivable- Accrued Receivables- Sigma and Blue Fin Pool	549	1,785
Other current assets - Sigma and Blue Fin pool	3,635	4,639
Other non-current assets - Sigma and Blue Fin pool	675	825
Other non-current assets - TMS Dry	$4,140	$-

	Six- month period
	ended June 30,
Statement of Operations	2011	2012
Voyage Revenues - Sigma and Blue Fin pool	5,348	15,068
Voyage expenses - TMS Tankers	(67)	(249)
Voyage expenses - TMS Bulkers	(2,359)	(1,872)
Voyage expenses – Cardiff Tankers	-	(31)
Loss on sale of assets, net - commissions - TMS Bulkers	-	(1,180)
General and administrative expenses:
- Consultancy fees - Fabiana	(1,919)	(1,757)
- Consultancy fees - Vivid	(205)	(8,033)
- Consultancy fees - Basset	-	(1,983)
- Management fees - TMS Tankers	(787)	(2,299)
- Management fees - TMS Bulkers	(13,672)	(13,711)
- Rent	(10)	(24)
- Amortization of CEO stock based compensation	(15,635)	(6,297)